J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated August 15, 2022

to the current Summary Prospectuses and Prospectuses, as supplemented

Portfolio Manager Retirement In Early 2024. On July 12, 2022, it was announced that Timothy Parton intends to retire from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. As previously noted, Mr. Parton will continue to serve on the portfolio management team of the Fund until his retirement. In order to provide additional depth and continuity to the portfolio management team, Felise Agranoff will be added to the portfolio management team of the Fund effective immediately. Upon Mr. Parton’s retirement, Felise Agranoff will become the lead portfolio manager on the Fund’s growth investments.

Additionally, Daniel J. Percella will be added to the portfolio management team of the Fund effective immediately in order to provide additional depth to the portfolio management team. Mr. Percella is a portfolio manager on the Fund’s value investments.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2011	Managing Director
Timothy Parton	2017	Managing Director
Felise Agranoff	2022	Managing Director
Daniel J. Percella	2022	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Equity Focus Fund” section of the Funds Prospectuses is hereby deleted in its entirety and replaced with the following:

Equity Focus Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Timothy Parton, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Daniel J. Percella, Managing Director of JPMIM and a CFA charterholder.

Mr. Simon and Mr. Percella are primarily responsible for the Fund’s value investments while Mr. Parton and Ms. Agranoff are primarily responsible for the Fund’s growth investments.

Mr. Simon is the lead portfolio manager on the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Mr. Percella is a portfolio manager on the Fund’s value investments and shares authority in the day-to-day management of the Fund.

Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Percella is a co-portfolio manager and shares authority in the day-to-day management of the Fund. Mr. Percella has been an employee of JPMIM since 2008. Mr. Percella has been a portfolio manager since 2014, and prior to that time he was a research analyst on the Small Cap Active Core Team.

Mr. Parton is the lead portfolio manager on the Fund’s growth investments and is a senior member of U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management on the Fund’s growth investments.

SUP-EF-822

Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed by the firm since 1986. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated August 15, 2022

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2021:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus Fund
Jonathan Simon	18	$37,990,038	6	$10,994,046	31	$1,950,913
Timothy Parton	15	32,693,924	9	19,041,725	19	4,252,407
Felise Agranoff**	10	30,285,989	4	4,425,635	13	2,279,322
Daniel J. Percella**	6	7,223,297	2	506,066	6	522,761

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2021:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus Fund
Jonathan Simon	0	$0	0	$0	1	$106,295
Timothy Parton	0	0	0	0	1	79,922
Felise Agranoff**	0	0	0	0	1	313,766
Daniel J. Percella**	0	0	1	1,196,736	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of June 30, 2022.

SUP-SAI-USEQ-822

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of June 30, 2021. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Equity Focus Fund
Jonathan Simon							X
Timothy Parton							X
Felise Agranoff*	X
Daniel J. Percella*	X

*	As of June 30, 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE